Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Related Party Transactions
20. Related party transactions
The main transactions carried with related parties, under commutative conditions, including interest rates, terms and guarantees, and period-end
balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
			Nine months period ended September 30,		Three months period ended September 30,
Relation and transaction	September 30, 2020	December 31, 2019	2020	2019	2020	2019
Shareholders with significant influence	(3,891,015)	(732,420)	(36,541)	(14,905)	(13,509)	(18,863)

Securities	105,100	123,813	9,154	7,279	1,895	2,915
Securities purchased under agreements to resell	14,999	196,009	3,557	—	650	—
Accounts receivable	10,178	594	233	—	(163)	(2,270)
Securities sold under repurchase agreements	(4,000,000)	(1,000,168)	(48,243)	(18,313)	(15,514)	(18,313)
Borrowings	(21,292)	(52,668)	(1,242)	(3,871)	(377)	(1,195)
Mostly represent transactions with Itaú Unibanco who became a shareholder of the Company in 2018 and since than a related party. Transactions with related parties also includes transactions among the Company and its subsidiaries in the ordinary course of operations include services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance. The effects of these transactions have been eliminated and do not have effects on the unaudited interim condensed consolidated financial statements.

24. Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)
Key-person
management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2019	2018	2017
Fixed compensation	4,821	3,329	2,708
Variable compensation	22,060	30,316	18,316

Total	26,881	33,645	21,024

On December 2019, the Board of Directors approved the grant of performance share unit (“PSUs”) to certain directors.
The executive statutory directors of XP Inc control XP Controle Participações S.A.
(b) Transactions with related parties
The main transactions carried with related parties for
year-end
balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2019	2018	2019	2018	2017
Shareholders with significant influence (i)	(732,420)	(451,481)	(49,779)	(40,585)	—

Securities	123,813	69,647	10,381	147,258	—
Securities purchased under agreements to resell	196,009	—	1,550	—	—
Accounts receivable	594	—	1,025	—	—
Securities sold under repurchase agreements	(1,000,168)	(426,207)	(58,078)	(3,586)	—
Borrowings	(52,668)	(94,921)	(4,657)	(184,257)	—

(i)
These transactions are related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party. Therefore, transactions and balances with Itaú Unibanco in 2017 are not being reported as transactions with related parties.

Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations include services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance. The effects of these transactions have been eliminated and do not have effects on the consolidated financial statements.